Warrant liability (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 30, 2023
Summary of significant accounting policies
Loss from fair value adjustment of warrant	$ 2,723,333
Private Placement Warrants
Summary of significant accounting policies
Number of warrants forfeited	2,966,669
Number of outstanding warrants	2,966,664
Number of warrants recognized as liability	5,933,333
Fair value per warrant		$ 0.30
Aggregate total fair value of warrant		$ 900,000
Fair value of warrants remeasured	$ 0.32
Aggregate total fair value of warrant remeasured	$ 1,000,000.0
Loss from fair value adjustment of warrant	$ 100,000